Note 4 - Securities Available for Sale - Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Due one year or less, amortized cost	$ 1,202
Due one year or less, fair value	1,188
Due after one year through five years, amortized cost	74,950
Due after one year through five years, fair value	73,706
Due after five years through ten years, amortized cost	1,780
Due after five years through ten years, fair value	1,752
Due after ten years, amortized cost	811
Due after ten years, fair value	669
No stated maturity, amortized cost	58
No stated maturity, fair value	157
Total, amortized cost	78,801	$ 79,839
Total, fair value	$ 77,472	$ 78,477